Ordinary Shares (Tables)	6 Months Ended
Jun. 30, 2017
Ordinary shares
Summary of ordinary shares transactions

A summary of ordinary shares transactions (in thousands) for each of the periods presented is as follows:

	2017	2016
Balance as at January 1	60,706	56,533
Issuances in relation to exercise of share options	31	36
New ordinary shares issued	—	4,080
Balance as at June 30	60,737	60,649